Offsets	Jul. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Metalla Royalty & Streaming Ltd.
Form or Filing Type	F-10
File Number	333-264810
Initial Filing Date	May 10, 2022
Fee Offset Claimed	$ 12,363.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 133,369,903.00
Termination / Withdrawal Statement	The Registrant previously paid a registration fee of $12,363 in connection with its Registration Statement on Form F-10 (File No. 333-264810) (the "2022 Registration Statement"), filed on May 10, 2022, which registered an aggregate principal amount of $233,517,553 of common shares, warrants, subscription receipts, units and share purchase contracts to be offered by the Registrant from time to time (together, the "Original Offerings"). The gross proceeds from the Original Offerings were up to $6,649,918, which for purposes of this fee table has been applied to reduce the unsold aggregate offering amount and associated fee offset claimed with respect to the 2022 Registration Statement. Pursuant to Rule 457(p), the initially unused fee of $12,363 was carried forward to its Registration Statement on Form F-10 (File No. 333-280367) (the "2024 Registration Statement"), filed on June 20, 2024, which registered an aggregate principal amount of $218,610,000 of common shares, warrants, subscription receipts, units and share purchase contracts to be offered by the Registrant from time to time. No portion of the $218,610,000 aggregate offering amount associated with this fee was sold. The Registrant previously paid a registration fee of $12,363 in connection with the 2022 Registration Statement. The Registrant has terminated or completed any offering that included the unsold securities under the 2024 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Metalla Royalty & Streaming Ltd.
Form or Filing Type	F-10
File Number	333-280367
Initial Filing Date	Jun. 20, 2024
Fee Offset Claimed	$ 11,417.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 218,610,000.00
Termination / Withdrawal Statement	The Registrant previously paid a registration fee of $11,417 in connection with the 2024 Registration Statement. No portion of the $218,610,000 aggregate offering amount associated with this fee was sold. The Registrant has terminated or completed any offering that included the unsold securities under the 2024 Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Metalla Royalty & Streaming Ltd.
Form or Filing Type	F-10
File Number	333-264810
Filing Date	May 10, 2022
Fee Paid with Fee Offset Source	$ 12,363.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the Registrant is carrying forward to this registration statement $23,780 that was previously paid in connection with the Registrant's 2022 Registration Statement and 2024 Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Metalla Royalty & Streaming Ltd.
Form or Filing Type	F-10
File Number	333-280367
Filing Date	Jun. 20, 2024
Fee Paid with Fee Offset Source	$ 11,417.00
Offset Note	See note (3).